Inventory (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Aug. 31, 2021
Stockpiled ore	$ 891	$ 712
Work in progress	470	350
Supplies	156	117
Total Inventory	$ 1,517	$ 1,179